LOANS (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Impaired Loans
Number of days past due to be considered as nonperforming loans	90 days
Average investment
Total	$ 8,339	$ 7,189
Related Valuation Reserve	1,519	1,027
Interest Income Recognized During Impairment
Total	54	118
Interest Income on Accrual Basis
Total	313	363
Nonaccrual Basis
Recorded investment
Total	4,687	5,490
Accrual Basis
Recorded investment
Total		2,503
Commercial real estate
Average investment
With no valuation reserve	1,550	2,519
With a valuation reserve	3,173	807
Total	4,723	3,326
Related Valuation Reserve	1,315	700
Interest Income Recognized During Impairment
With no valuation reserve		66
With a valuation reserve	54	20
Total	54	86
Interest Income on Accrual Basis
With no valuation reserve	37	116
With a valuation reserve	177	31
Total	214	147
Commercial real estate | Nonaccrual Basis
Recorded investment
With no valuation reserve	132	1,313
With a valuation reserve	2,939	1,049
Total	3,071	2,362
Commercial real estate | Accrual Basis
Recorded investment
With a valuation reserve		2,400
Total		2,400
Commercial, financial, and agricultural
Average investment
With no valuation reserve	1,063	542
With a valuation reserve	504	282
Total	1,567	824
Related Valuation Reserve	109	173
Interest Income Recognized During Impairment
With no valuation reserve		29
Total		29
Interest Income on Accrual Basis
With no valuation reserve	19	35
With a valuation reserve	17	14
Total	36	49
Commercial, financial, and agricultural | Nonaccrual Basis
Recorded investment
With no valuation reserve		16
With a valuation reserve	436	1,095
Total	436	1,111
Commercial construction
Average investment
With no valuation reserve	675	176
Total	675	176
Interest Income on Accrual Basis
With no valuation reserve	15	11
Total	15	11
Commercial construction | Nonaccrual Basis
Recorded investment
With no valuation reserve	675
Total	675
One to four family residential real estate
Average investment
With no valuation reserve	1,074	1,727
With a valuation reserve	281	1,121
Total	1,355	2,848
Related Valuation Reserve	95	150
Interest Income Recognized During Impairment
With a valuation reserve		3
Total		3
Interest Income on Accrual Basis
With no valuation reserve	41	99
With a valuation reserve	6	56
Total	47	155
One to four family residential real estate | Nonaccrual Basis
Recorded investment
With no valuation reserve	230	608
With a valuation reserve	275	1,389
Total	505	1,997
One to four family residential real estate | Accrual Basis
Recorded investment
With a valuation reserve		103
Total		103
Consumer construction
Average investment
With no valuation reserve	16	4
With a valuation reserve		9
Total	16	13
Related Valuation Reserve		4
Interest Income on Accrual Basis
With no valuation reserve	1
With a valuation reserve		1
Total	1	1
Consumer construction | Nonaccrual Basis
Recorded investment
With a valuation reserve		20
Total		20
Consumer
Average investment
With no valuation reserve	3	2
Total	$ 3	$ 2